FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (114,149,092)
Change in fair value of derivative forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(126,708,753)		¥ (42,614,340)	¥ (3,690,785)
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	48,425,227		(1,475,360)	(4,520,619)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(69,974,512)	$ (10,051,210)	9,701,051	(16,122,313)
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(177,846,202)		(44,108,831)	(24,333,717)
Foreign exchange option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(330,706)		¥ (9,720,182)	¥ 0
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 84,891,634